Digital Assets - Schedule of Movement for the Digital Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement for the Digital Assets [Line Items]
Balance beginning
Purchase of digital assets	3,499,472
Unrealized losses on digital assets, net	(796,529)
Balance ending	2,702,943
BTC [Member]
Schedule of Movement for the Digital Assets [Line Items]
Balance beginning
Purchase of digital assets	3,422,103
Unrealized losses on digital assets, net	(796,529)
Balance ending	2,625,574
USDT [Member]
Schedule of Movement for the Digital Assets [Line Items]
Balance beginning
Purchase of digital assets	77,369
Unrealized losses on digital assets, net
Balance ending	$ 77,369